Fees Summary	Nov. 27, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 885,000
Previously Paid Amount	0.00
Total Fee Amount	135.49
Total Offset Amount	0.00
Net Fee	135.49
Narrative - Max Aggregate Offering Price	$ 885,000
Final Prospectus	true